Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Brookfield Investment Funds
Entity Central Index Key	0001520738
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Infrastructure Fund
Class Name	Class A
Trading Symbol	BGLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$65	1.25%
[1]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended June 30, 2026, the Fund generated a positive absolute return of 10.59% but underperformed its benchmark, the FTSE Global Core Infrastructure 50/50 Index, which returned 11.11% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
Sector contributors to relative performance during the period included:
•
Ports: An overweight position in an outperforming independent terminal operator contributed to relative performance. The company reported positive Earnings Before Interest, Taxes, Depreciation and  Amortization (EBITDA), with management noting that performance was supported by recently added terminals and stable performance among existing assets.

•
Toll Roads: A combination of underweight exposure to the underperforming sector, along with positive security selection contributed to relative performance. The timing of select overweight positions contributed positively.

•	Data Centers: A non-index position contributed positively as data centers rebounded during the period.

Sector detractors from relative performance during the period included:
•
Airports: Overweight exposure to select global airports was the leading detractor from relative performance. The sector lagged the broader infrastructure universe amid lower passenger traffic from the Middle East conflict. The events in Mexico during February also pressured operators in the region.

•	Electricity Transmission & Distribution: Security selection among U.S. and Brazilian stocks in the sector detracted from relative returns.
•	Rail: Overweight positions in select underperforming Brazilian and Japanese rail operators detracted from relative performance during the period.
POSITIONING
The potential for earnings growth in the utility sector remained underpinned by grid investment tied to artificial intelligence compute demand, electrification, and industrial reshoring. U.S. power consumption forecasts continued to move higher, with commercial demand growth outpacing residential demand for the first time on record. Within communications infrastructure, while uncertainties persist around organic tower leasing trends, new investment opportunities emerged around AI-driven mobile data growth, 6G preparation and edge computing. Lastly, despite muted near-term performance for energy midstream, long-term fundamentals continued to strengthen across the sector. The U.S. has become the world’s largest liquefied natural gas (LNG) exporter and the primary source of new global gas supply growth, with the Gulf Coast as the epicenter of that build-out, while growing data center demand was durable new source of gas offtake.

Top Contributors
↑	Ports
↑	Toll Roads

Top Detractors
↓	Global Airports
↓	U.S. and Brazilian Transmission & Distribution Utilities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	15.14	7.58	6.04
Class A (with sales charge)	9.70	6.54	5.53
MSCI World Index	21.81	11.98	13.70
FTSE Global Core Infrastructure 50/50 Index	16.69	8.52	8.32
Dow Jones Brookfield Global Infrastructure Composite Index	13.19	8.39	7.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
Net Assets	$ 122,695,376
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 392,299
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$122,695,376
Number of Portfolio Holdings	35
Portfolio Turnover	50%
Total Advisory Fees Paid	$392,299

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Holdings	(%)[1]
NextEra Energy, Inc.	7.1%
Union Pacific Corp.	5.6%
Williams Cos., Inc.	4.6%
Aena SME SA	4.4%
TC Energy Corp.	4.3%
Grupo Aeroportuario del Pacifico SAB de CV - Class B	4.2%
Sempra	3.9%
National Grid PLC	3.8%
CSX Corp.	3.8%
International Container Terminal Services, Inc.	3.5%
Geographic Breakdown (%)[1]
Sector Breakdown[2]
[2],[3]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class C
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Infrastructure Fund
Class Name	Class C
Trading Symbol	BGLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$104	2.00%
[4]
Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended June 30, 2026, the Fund generated a positive absolute return of 10.23% but underperformed its benchmark, the FTSE Global Core Infrastructure 50/50 Index, which returned 11.11% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
Sector contributors to relative performance during the period included:
•
Ports: An overweight position in an outperforming independent terminal operator contributed to relative performance. The company reported positive Earnings Before Interest, Taxes, Depreciation and  Amortization (EBITDA), with management noting that performance was supported by recently added terminals and stable performance among existing assets.

•
Toll Roads: A combination of underweight exposure to the underperforming sector, along with positive security selection contributed to relative performance. The timing of select overweight positions contributed positively.

•	Data Centers: A non-index position contributed positively as data centers rebounded during the period.

Sector detractors from relative performance during the period included:
•
Airports: Overweight exposure to select global airports was the leading detractor from relative performance. The sector lagged the broader infrastructure universe amid lower passenger traffic from the Middle East conflict. The events in Mexico during February also pressured operators in the region.

•	Electricity Transmission & Distribution: Security selection among U.S. and Brazilian stocks in the sector detracted from relative returns.
•	Rail: Overweight positions in select underperforming Brazilian and Japanese rail operators detracted from relative performance during the period.
POSITIONING
The potential for earnings growth in the utility sector remained underpinned by grid investment tied to artificial intelligence compute demand, electrification, and industrial reshoring. U.S. power consumption forecasts continued to move higher, with commercial demand growth outpacing residential demand for the first time on record. Within communications infrastructure, while uncertainties persist around organic tower leasing trends, new investment opportunities emerged around AI-driven mobile data growth, 6G preparation and edge computing. Lastly, despite muted near-term performance for energy midstream, long-term fundamentals continued to strengthen across the sector. The U.S. has become the world’s largest liquefied natural gas (LNG) exporter and the primary source of new global gas supply growth, with the Gulf Coast as the epicenter of that build-out, while growing data center demand was durable new source of gas offtake.

Top Contributors
↑	Ports
↑	Toll Roads

Top Detractors
↓	Global Airports
↓	U.S. and Brazilian Transmission & Distribution Utilities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	14.30	6.78	5.25
Class C (with sales charge)	13.41	6.78	5.25
MSCI World Index	21.81	11.98	13.70
FTSE Global Core Infrastructure 50/50 Index	16.69	8.52	8.32
Dow Jones Brookfield Global Infrastructure Composite Index	13.19	8.39	7.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
Net Assets	$ 122,695,376
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 392,299
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$122,695,376
Number of Portfolio Holdings	35
Portfolio Turnover	50%
Total Advisory Fees Paid	$392,299

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Holdings	(%)[1]
NextEra Energy, Inc.	7.1%
Union Pacific Corp.	5.6%
Williams Cos., Inc.	4.6%
Aena SME SA	4.4%
TC Energy Corp.	4.3%
Grupo Aeroportuario del Pacifico SAB de CV - Class B	4.2%
Sempra	3.9%
National Grid PLC	3.8%
CSX Corp.	3.8%
International Container Terminal Services, Inc.	3.5%
Geographic Breakdown (%)[1]
Sector Breakdown[2]
[5],[6]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class I
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Infrastructure Fund
Class Name	Class I
Trading Symbol	BGLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$52	1.00%
[7]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended June 30, 2026, the Fund generated a positive absolute return of 10.66% but underperformed its benchmark, the FTSE Global Core Infrastructure 50/50 Index, which returned 11.11% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
Sector contributors to relative performance during the period included:
•
Ports: An overweight position in an outperforming independent terminal operator contributed to relative performance. The company reported positive Earnings Before Interest, Taxes, Depreciation and  Amortization (EBITDA), with management noting that performance was supported by recently added terminals and stable performance among existing assets.

•
Toll Roads: A combination of underweight exposure to the underperforming sector, along with positive security selection contributed to relative performance. The timing of select overweight positions contributed positively.

•	Data Centers: A non-index position contributed positively as data centers rebounded during the period.

Sector detractors from relative performance during the period included:
•
Airports: Overweight exposure to select global airports was the leading detractor from relative performance. The sector lagged the broader infrastructure universe amid lower passenger traffic from the Middle East conflict. The events in Mexico during February also pressured operators in the region.

•	Electricity Transmission & Distribution: Security selection among U.S. and Brazilian stocks in the sector detracted from relative returns.
•	Rail: Overweight positions in select underperforming Brazilian and Japanese rail operators detracted from relative performance during the period.
POSITIONING
The potential for earnings growth in the utility sector remained underpinned by grid investment tied to artificial intelligence compute demand, electrification, and industrial reshoring. U.S. power consumption forecasts continued to move higher, with commercial demand growth outpacing residential demand for the first time on record. Within communications infrastructure, while uncertainties persist around organic tower leasing trends, new investment opportunities emerged around AI-driven mobile data growth, 6G preparation and edge computing. Lastly, despite muted near-term performance for energy midstream, long-term fundamentals continued to strengthen across the sector. The U.S. has become the world’s largest liquefied natural gas (LNG) exporter and the primary source of new global gas supply growth, with the Gulf Coast as the epicenter of that build-out, while growing data center demand was durable new source of gas offtake.

Top Contributors
↑	Ports
↑	Toll Roads

Top Detractors
↓	Global Airports
↓	U.S. and Brazilian Transmission & Distribution Utilities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	15.31	7.84	6.30
MSCI World Index	21.81	11.98	13.70
FTSE Global Core Infrastructure 50/50 Index	16.69	8.52	8.32
Dow Jones Brookfield Global Infrastructure Composite Index	13.19	8.39	7.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
Net Assets	$ 122,695,376
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 392,299
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$122,695,376
Number of Portfolio Holdings	35
Portfolio Turnover	50%
Total Advisory Fees Paid	$392,299

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Holdings	(%)[1]
NextEra Energy, Inc.	7.1%
Union Pacific Corp.	5.6%
Williams Cos., Inc.	4.6%
Aena SME SA	4.4%
TC Energy Corp.	4.3%
Grupo Aeroportuario del Pacifico SAB de CV - Class B	4.2%
Sempra	3.9%
National Grid PLC	3.8%
CSX Corp.	3.8%
International Container Terminal Services, Inc.	3.5%
Geographic Breakdown (%)[1]
Sector Breakdown[2]
[8],[9]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class A
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Real Estate Fund
Class Name	Class A
Trading Symbol	BLRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at 855-244-4859.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$62	1.20%
[10]
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
Material Change Date	Mar. 05, 2026
Net Assets	$ 0
Holdings Count | $ / shares	0
Advisory Fees Paid, Amount	$ 293,977
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$0
Number of Portfolio Holdings	0
Portfolio Turnover	44%
Total Advisory Fees Paid	$293,977

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Geographic Breakdown (%)[1] Sector Breakdown[2]	[11],[12]
Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the Fund that occurred during the reporting period.
On March 5, 2026, the Board of Trustees approved a proposal to liquidate the Fund. The Fund liquidated on June 30, 2026.
For more complete information, you may review the Fund’s prospectus dated April 30, 2026, at https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund, or upon request at 855-244-4859.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period.On March 5, 2026, the Board of Trustees approved a proposal to liquidate the Fund. The Fund liquidated on June 30, 2026.For more complete information, you may review the Fund’s prospectus dated April 30, 2026, at https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund, or upon request at 855-244-4859.
Updated Prospectus Phone Number	855-244-4859
Updated Prospectus Web Address	https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund
Class C
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Real Estate Fund
Class Name	Class C
Trading Symbol	BLRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at 855-244-4859.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$101	1.95%
[13]
Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.95%
Material Change Date	Mar. 05, 2026
Net Assets	$ 0
Holdings Count | $ / shares	0
Advisory Fees Paid, Amount	$ 293,977
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$0
Number of Portfolio Holdings	0
Portfolio Turnover	44%
Total Advisory Fees Paid	$293,977

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Geographic Breakdown (%)[1] Sector Breakdown[2]	[14],[15]
Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the Fund that occurred during the reporting period.
On March 5, 2026, the Board of Trustees approved a proposal to liquidate the Fund. The Fund liquidated on June 30, 2026.
For more complete information, you may review the Fund’s prospectus dated April 30, 2026, at https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund, or upon request at 855-244-4859.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period.On March 5, 2026, the Board of Trustees approved a proposal to liquidate the Fund. The Fund liquidated on June 30, 2026.For more complete information, you may review the Fund’s prospectus dated April 30, 2026, at https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund, or upon request at 855-244-4859.
Updated Prospectus Phone Number	855-244-4859
Updated Prospectus Web Address	https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund
Class I
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Real Estate Fund
Class Name	Class I
Trading Symbol	BLRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at 855-244-4859.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$49	0.95%
[16]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Material Change Date	Mar. 05, 2026
Net Assets	$ 0
Holdings Count | $ / shares	0
Advisory Fees Paid, Amount	$ 293,977
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$0
Number of Portfolio Holdings	0
Portfolio Turnover	44%
Total Advisory Fees Paid	$293,977

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Geographic Breakdown (%)[1] Sector Breakdown[2]	[17],[18]
Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the Fund that occurred during the reporting period.
On March 5, 2026, the Board of Trustees approved a proposal to liquidate the Fund. The Fund liquidated on June 30, 2026.
For more complete information, you may review the Fund’s prospectus dated April 30, 2026, at https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund, or upon request at 855-244-4859.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period.On March 5, 2026, the Board of Trustees approved a proposal to liquidate the Fund. The Fund liquidated on June 30, 2026.For more complete information, you may review the Fund’s prospectus dated April 30, 2026, at https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund, or upon request at 855-244-4859.
Updated Prospectus Phone Number	855-244-4859
Updated Prospectus Web Address	https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund
Class I
Shareholder Report [Line Items]
Fund Name	Brookfield Next Generation Infrastructure Fund
Class Name	Class I
Trading Symbol	GRSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brookfield Next Generation Infrastructure Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/brookfield-next-generation-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://privatewealth.brookfield.com/fund/brookfield-next-generation-infrastructure-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$52	1.00%
[19]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Material Change Date	Mar. 05, 2026
Net Assets	$ 0
Holdings Count | $ / shares	0
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$0
Number of Portfolio Holdings	0
Portfolio Turnover	63%
Total Advisory Fees Paid	$0

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Geographic Breakdown (%)[1] Sector Breakdown[2]	[20],[21]
Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the Fund that occurred during the reporting period.
On March 5, 2026, the Board of Trustees approved a proposal to liquidate the Fund. The Fund liquidated on June 30, 2026.
For more complete information, you may review the Fund’s prospectus dated April 30, 2026, at https://privatewealth.brookfield.com/fund/brookfield-next-generation-infrastructure-fund, or upon request at 855-244-4859.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period.On March 5, 2026, the Board of Trustees approved a proposal to liquidate the Fund. The Fund liquidated on June 30, 2026.For more complete information, you may review the Fund’s prospectus dated April 30, 2026, at https://privatewealth.brookfield.com/fund/brookfield-next-generation-infrastructure-fund, or upon request at 855-244-4859.
Updated Prospectus Phone Number	855-244-4859
Updated Prospectus Web Address	https://privatewealth.brookfield.com/fund/brookfield-next-generation-infrastructure-fund
Class A
Shareholder Report [Line Items]
Fund Name	Oaktree Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	OEQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Oaktree Emerging Markets Equity Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/oaktree-emerging-markets-equity-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://privatewealth.brookfield.com/fund/oaktree-emerging-markets-equity-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$64	1.20%
[22]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended June 30, 2026, the Fund generated a positive absolute return of 13.72% but underperformed its benchmark, the MSCI Emerging Markets Net Total Return (USD) Index (“EM Index”), which returned 23.85%. The strength of the artificial intelligence (“AI”) investment cycle has resulted in an unprecedented concentration within the EM index, with a small group of AI beneficiaries driving the majority of benchmark returns. This, in turn, has created a challenging performance environment for diversified managers.
WHAT FACTORS INFLUENCED PERFORMANCE
By country, our underperformance during the period was mostly attributable to our overweight allocation to China and underweight exposure to Taiwan. Meanwhile, our underweight allocation to India had a positive impact on our performance. At the sector level, our underweight exposure to information technology detracted the most from our performance, followed by our overweight allocation to materials. Conversely, our selection among information technology contributed positively.
POSITIONING
Currently, our largest overweights by country are China and Chile, while Taiwan and India are our largest underweights. At the sector level, the portfolio is overweight industrials and materials, and underweight financials and information technology. We continue to emphasize businesses benefiting from favorable supply-demand dynamics, strong balance sheets, disciplined capital allocation, and improving earnings power.
PERFORMANCE
The Fund posted a strong absolute return for the reported period, but underperformed its benchmark, largely driven by our information technology underweight.

Top Contributors
↑	Information Technology Selection
↑	Health Care Selection
↑	India Underweight
↑	Financials Underweight

Top Detractors
↓	Information Technology Underweight
↓	Materials Overweight
↓	China Overweight
↓	Taiwan Underweight
↓	Korea Selection
↓	Industrials Selection

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/16/2022)
Class A (without sales charge)	38.61	13.85
Class A (with sales charge)	32.04	12.50
MSCI Emerging Markets Net Total Return (USD) Index	43.51	16.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://privatewealth.brookfield.com/fund/oaktree-emerging-markets-equity-fund for more recent performance information.
Net Assets	$ 376,114,084
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 1,257,557
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$376,114,084
Number of Portfolio Holdings	63
Portfolio Turnover	52%
Total Advisory Fees Paid	$1,257,557

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Holdings	(%)[1]
Samsung Electronics Co. Ltd.	10.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
SK Hynix, Inc.	5.7%
Anglogold Ashanti PLC	3.6%
Alibaba Group Holding Ltd.	3.4%
Contemporary Amperex Technology Co. Ltd. - Class H	3.2%
SK Square Co. Ltd.	2.7%
Barrick Mining Corp.	2.4%
WuXi AppTec Company Ltd.	2.2%
ASE Technology Holding Co. Ltd.	2.1%
Geographic Breakdown (%)[1]
[23]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class I
Shareholder Report [Line Items]
Fund Name	Oaktree Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	OEQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Oaktree Emerging Markets Equity Fund (the “Fund”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://privatewealth.brookfield.com/fund/oaktree-emerging-markets-equity-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://privatewealth.brookfield.com/fund/oaktree-emerging-markets-equity-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$50	0.95%
[24]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended June 30, 2026, the Fund generated a positive absolute return of 13.77% but underperformed its benchmark, the MSCI Emerging Markets Net Total Return (USD) Index (“EM Index”), which returned 23.85%. The strength of the artificial intelligence (“AI”) investment cycle has resulted in an unprecedented concentration within the EM index, with a small group of AI beneficiaries driving the majority of benchmark returns. This, in turn, has created a challenging performance environment for diversified managers.
WHAT FACTORS INFLUENCED PERFORMANCE
By country, our underperformance during the period was mostly attributable to our overweight allocation to China and underweight exposure to Taiwan. Meanwhile, our underweight allocation to India had a positive impact on our performance. At the sector level, our underweight exposure to information technology detracted the most from our performance, followed by our overweight allocation to materials. Conversely, our selection among information technology contributed positively.
POSITIONING
Currently, our largest overweights by country are China and Chile, while Taiwan and India are our largest underweights. At the sector level, the portfolio is overweight industrials and materials, and underweight financials and information technology. We continue to emphasize businesses benefiting from favorable supply-demand dynamics, strong balance sheets, disciplined capital allocation, and improving earnings power.
PERFORMANCE
The Fund posted a strong absolute return for the reported period, but underperformed its benchmark, largely driven by our information technology underweight.

Top Contributors
↑	Information Technology Selection
↑	Health Care Selection
↑	India Underweight
↑	Financials Underweight

Top Detractors
↓	Information Technology Underweight
↓	Materials Overweight
↓	China Overweight
↓	Taiwan Underweight
↓	Korea Selection
↓	Industrials Selection

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/03/2021)
Class I	39.09	5.74	5.44
MSCI Emerging Markets Net Total Return (USD) Index	43.51	7.20	7.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://privatewealth.brookfield.com/fund/oaktree-emerging-markets-equity-fund for more recent performance information.
Net Assets	$ 376,114,084
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 1,257,557
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$376,114,084
Number of Portfolio Holdings	63
Portfolio Turnover	52%
Total Advisory Fees Paid	$1,257,557

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Holdings	(%)[1]
Samsung Electronics Co. Ltd.	10.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
SK Hynix, Inc.	5.7%
Anglogold Ashanti PLC	3.6%
Alibaba Group Holding Ltd.	3.4%
Contemporary Amperex Technology Co. Ltd. - Class H	3.2%
SK Square Co. Ltd.	2.7%
Barrick Mining Corp.	2.4%
WuXi AppTec Company Ltd.	2.2%
ASE Technology Holding Co. Ltd.	2.1%
Geographic Breakdown (%)[1]
[25]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds

[1]
*	Annualized

[2]
1	Represents percent of total investments.

[3]
2	Represents percent of total net assets.

[4]
*	Annualized

[5]
1	Represents percent of total investments.

[6]
2	Represents percent of total net assets.

[7]
*	Annualized

[8]
1	Represents percent of total investments.

[9]
2	Represents percent of total net assets.

[10]
*	Annualized

[11]
1	Represents percent of total investments.

[12]
2	Represents percent of total net assets.

[13]
*	Annualized

[14]
1	Represents percent of total investments.

[15]
2	Represents percent of total net assets.

[16]
*	Annualized

[17]
1	Represents percent of total investments.

[18]
2	Represents percent of total net assets.

[19]
*	Annualized

[20]
1	Represents percent of total investments.

[21]
2	Represents percent of total net assets.

[22]
*	Annualized

[23]
1	Represents percent of total investments.

[24]
*	Annualized

[25]
1	Represents percent of total investments.